Equity - Schedule of Share Based Payments Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Equity [Abstract]
Employees and directors share-based payments	$ 92,000	$ 290,000
Stock options and warrants issued for services	12,000	34,000
Shares issued for services	193,000
Total share based payments expenses	$ 297,000	$ 324,000